Land Use Rights	12 Months Ended
May 31, 2016
Text Block [Abstract]
Land Use Rights
11.	LAND USE RIGHTS

Land use rights consisted of the following:

	As of May 31,
	2015	2016
	US$	US$
Land use rights	5,497	5,178
Less: accumulated amortization	(1,089)	(1,201)
Exchange differences	(146)	(71)

Land use rights, net	4,262	3,906

Amortization expenses for land use rights for the years ended May 31, 2014, 2015 and 2016 were US$117, US$116 and US$112, respectively. The Group expects to recognize US$109 in amortization expense for each of the next five years and US$3,361 thereafter.